Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	COSAN S.A.
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001430162
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40155
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 4,100 – 16th floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	04538-132
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	1,866,570,932
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	BDO RCS Auditores Independentes SS Ltda.
Auditor Firm ID	5485
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Rodrigo Araujo Alves
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 4,100 – 16th floor
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	04538-132
Entity Address, Country	BR
City Area Code	+55 11
Local Phone Number	3897-9797
Common Shares [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common shares, no par value
ADR [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	CSAN
Title of 12(b) Security	American depositary shares, each representing four common shares, no par value